Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 6,580	$ 6,611	$ 5,653	$ 5,487
Debt securities [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 1	$ 1